Investment Securities (Contractual Maturity) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Investment Securities
Due in one year or less, Held-to-maturity, Amortized cost	¥ 789,436
Due from one year to five years, Held-to-maturity, Amortized cost	1,306,678
Due from five years to ten years, Held-to-maturity, Amortized cost	418,571
Due after ten years, Held-to-maturity, Amortized cost	502,504
Total, Held-to-maturity, Amortized cost	3,017,189
Due in one year or less, Held-to-maturity, Estimated fair value	794,613
Due from one year to five years, Held-to-maturity, Estimated fair value	1,316,578
Due from five years to ten years, Held-to-maturity, Estimated fair value	439,161
Due after ten years, Held-to-maturity, Estimated fair value	508,646
Total, Held-to-maturity, Estimated fair value	3,058,998
Due in one year or less, Available for sale, Estimated fair value	12,979,004
Due from one year to five years, Available for sale, Estimated fair value	29,631,024
Due from five years to ten years, Available for sale, Estimated fair value	4,799,923
Due after ten years, Available for sale, Estimated fair value	3,260,596
Total, Available for sale, Estimated fair value	¥ 50,670,547